Other Current Payables (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Other Current Payables [Abstract]
Employees and related expenses	$ 513	$ 59
Accrued expenses	283	273
Other payables	21	21
Other current payables	$ 817	$ 353